Investments in Joint Ventures and Associates - Summary of Individually Immaterial Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Profit for the year	£ 590	£ 408	£ (2,335)
Total comprehensive income	714	253	£ (1,645)
Aggregated individually immaterial joint ventures [member]
Disclosure of associates [line items]
Profit for the year	1	1
Total comprehensive income	£ 1	£ 1